Shareholders' Equity - Schedule of Black-Scholes Option-Pricing Model (Details) - Black- Scholes option-pricing [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	73.09%	80.19%
Risk-free interest rate	3.83%	3.83%
Expected term (years)	6 years 3 months	6 years 3 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	82.16%	82.66%
Risk-free interest rate	4.43%	4.53%
Expected term (years)	10 years	10 years